2. Accounting policies and method of measurement (Details 2)	Dec. 31, 2020
Projected IGP-M (annualized)
Up to 3 months	26.10%
From 3 to 12 months	5.30%
From to 1 to 3 years	4.00%
From 3 to 5 years	4.00%
More than 5 years	4.00%